LONG-TERM INVESTMENTS (Schedule of Equity Method Investee) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 205,244	$ 342,577
Total assets	381,190	531,601
Total current liabilities	90,209	107,432
Total liabilities	114,593	133,968
Total net revenues	16,597	50,866	$ 75,947
Total gross profits	(32,529)	(39,344)	(21,915)
Total net income	(65,625)	149,647	(25,695)
Investee [Member]
Schedule of Equity Method Investments [Line Items]
Total current assets	24,633	277,634
Total assets	25,209	319,797
Total current liabilities	3,402	135,190
Total liabilities	3,402	135,342
Total net revenues	1,809	35,866	11,486
Total gross profits	1,241	15,341	567
Total net income	$ (733)	$ 9,136	$ 164